UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Bernstein International Equity Portfolio

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bernstein International Equity Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$306,150,042
Cash	21,560
Cash denominated in foreign currencies (2)	4,279,601
Margin deposits	102,256
Dividends and interest receivable	1,145,168
Subscriptions receivable	667,757
Receivable for investments sold	206,641
Variation margin on futures contracts	123,530

Total assets	312,696,555

LIABILITIES:
Due to investment adviser	282,036
Redemptions payable	664,381
Payable for investments purchased	43,845
Payable to custodian
Variation margin on futures contracts	0

Total liabilities	990,262

NET ASSETS	$311,706,293

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,120,413
Additional paid-in capital	213,764,099
Net unrealized appreciation on investments and futures contracts	61,581,461
Undistributed net investment income	3,584,194
Accumulated net realized gain on investments and futures contracts	30,656,126

NET ASSETS	$311,706,293

NET ASSET VALUE PER OUTSTANDING SHARE	$14.70
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	21,204,126

(1) Cost of investments in securities:	$244,558,352
(2) Cost of cash denominated in foreign currencies:	4,271,432

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$125,215
Dividends	6,832,508
Foreign withholding tax	(862,385)

Total income	6,095,338

EXPENSES:
Audit fees	8,326
Bank and custodial fees	100,358
Investment administration	73,290
Management fees	1,625,898
Other expenses	19,216

Total expenses	1,827,088

Less amount reimbursed by investment adviser	34,718

Net expenses	1,792,370

NET INVESTMENT INCOME	4,302,968

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	27,963,937
Net realized gain on futures contracts	175,587
Net realized loss on forward foreign currency contracts	(303,394)
Change in net unrealized appreciation on investments	12,382,820
Change in net unrealized depreciation on futures contracts	(71,793)

Net realized and unrealized gain on investments	40,147,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,450,125

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,302,968	$3,764,739
Net realized gain on investments	27,963,937	58,403,716
Net realized gain on futures contracts	175,587	803,803
Net realized loss on forward foreign currency contracts	(303,394)
Change in net unrealized appreciation on investments	12,382,820	(14,373,976)
Change in net unrealized appreciation (depreciation) on futures contracts	(71,793)	53,395

Net increase in net assets resulting from operations	44,450,125	48,651,677

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	0	(5,783,181)
From net realized gains	0	(61,364,357)

Total distributions	0	(67,147,538)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	71,727,871	160,434,018
Reinvestment of distributions	0	67,147,538
Redemptions of shares	(138,412,043)	(161,459,639)

Net increase (decrease) in net assets resulting from share transactions	(66,684,172)	66,121,917

Total increase (decrease) in net assets	(22,234,047)	47,626,056

NET ASSETS:
Beginning of period	333,940,340	286,314,284

End of period (1)	$311,706,293	$333,940,340
	0	0
OTHER INFORMATION:

SHARES:
Sold	5,019,080	11,424,028
Issued in reinvestment of distributions	0	5,166,649
Redeemed	(9,828,123)	(11,444,455)

Net increase (decrease)	(4,809,043)	5,146,222

(1) Including undistributed (overdistributed) net investment income	$3,584,194	$(718,774)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2006		2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$12.84		$13.72	$11.77	$8.80	$10.80	$12.27

Income from Investment Operations

Net investment income	0.20		0.24	0.17	0.13	0.06	0.10
Net realized and unrealized gain (loss)	1.66		2.03	2.04	2.97	(2.00)	(1.40)

Total Income (Loss) From
Investment Operations	1.86		2.27	2.21	3.10	(1.94)	(1.30)

Less Distributions

From net investment income	0.00		(0.27)	(0.17)	(0.13)	(0.06)	(0.10)
From net realized gains	0.00		(2.88)	(0.09)			(0.07)

Total Distributions	0.00		(3.15)	(0.26)	(0.13)	(0.06)	(0.17)

Net Asset Value, End of Period	$14.70		$12.84	$13.72	$11.77	$8.80	$10.80

Total Return	14.49%		16.72%	18.85%	35.34%	(18.02%)	(10.44%)

Net Assets, End of Period ($000)	$311,706		$333,940	$286,314	$244,976	$145,399	$96,911

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.12%	*	1.10%	1.12%	1.13%	1.19%	1.26%

- After Reimbursement #	1.10%	*	1.10%	1.11%	1.12%	1.19%	1.23%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	2.63%	*	1.23%	1.29%	1.53%	0.74%	0.93%
- After Reimbursement #	2.65%	*	1.23%	1.30%	1.54%	0.74%	0.96%

Portfolio Turnover Rate	15.22%		105.51%	25.51%	21.91%	25.79%	27.70%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
UNAUDITED

COMMON STOCK

Shares Value ($)

AEROSPACE & DEFENSE --- 2.39%
481,200 BAE Systems PLC 3,290,192
139,390 European Aeronautic Defense & Space Co 4,004,322
$7,294,514

AIRLINES --- 1.07%
178,100 Deutsche Lufthansa AG # 3,280,304
$3,280,304

AUTO PARTS & EQUIPMENT --- 2.68%
80,300 Continental AG 8,208,403
$8,208,403

AUTOMOBILES --- 5.42%
97,600 Renault SA 10,486,167
116,900 Toyota Motor Corp 6,118,761
$16,604,928

BUILDING MATERIALS --- 0.54%
72,000 Buzzi Unicem SpA 1,652,124
$1,652,124

CHEMICALS --- 0.88%
920 Arkema* 35,902
407,000 Mitsui Chemicals Inc 2,656,667
$2,692,569

COMPUTER HARDWARE & SYSTEMS --- 0.90%
344,294 Quanta Computer Inc 2,754,140
$2,754,140

ELECTRIC COMPANIES --- 5.42%
53,600 E. on AG 6,171,510
189,400 Endesa SA 6,586,836
45,960 RWE AG 3,823,975
$16,582,321

ELECTRONIC INSTRUMENTS & EQUIP --- 1.95%
236,500 Flextronics International Ltd* 2,511,630
5,460 Samsung Electronics Co Ltd 3,470,229
$5,981,859

ELECTRONICS - SEMICONDUCTOR --- 1.60%
531,990 Taiwan Semiconductor Manufacturing Co Ltd 4,883,668
$4,883,668

FINANCIAL SERVICES --- 3.68%
32,060 Orix Corp 7,830,103
73,240 Shinhan Financial Group Ltd 3,435,236
$11,265,339

FOREIGN BANKS --- 19.47%
783,400 Bank Leumi Le-Israel 2,787,390
582,700 Barclays PLC 6,621,468
146,400 Credit Agricole SA 5,570,776
106,500 Credit Suisse Group 5,958,529
4,926,000 Deutsche Bank AG/London United Micoel* 3,053,627
109,600 Fortis 3,731,696
370,390 HBOS PLC 6,438,349
48,300 Kookmin Bank 3,970,909
263,700 Royal Bank of Scotland Group PLC 8,675,080
37,900 Societe Generale 5,574,741
684 Sumitomo Mitsui Financial Group Inc 7,232,087
$59,614,652

GOLD, METALS & MINING --- 8.26%
97,700 Arcelor 4,716,112
214,500 JFE Holdings Inc 9,090,571
20,100 POSCO 5,391,779
161,040 Xstrata PLC 6,092,939
$25,291,401

INSURANCE RELATED --- 11.60%
64,200 Assurances Generales de France 7,575,112
504,800 Aviva PLC 7,150,485
1,015,350 Friends Provident PLC 3,356,211
273,500 ING Groep NV 10,749,977
48,900 Muenchener Rueckver AG (registered) 6,680,492
$35,512,277

INVESTMENT BANK/BROKERAGE FIRM --- 0.00%
932,000 Peregrine Investments Holdings Ltd @* 0
$0

MACHINERY --- 2.49%
62,900 MAN AG 4,555,208
332,000 Sumitomo Heavy Industries Ltd* 3,069,346
$7,624,554

OFFICE EQUIPMENT & SUPPLIES --- 2.52%
157,650 Canon Inc 7,728,211
$7,728,211

OIL & GAS --- 12.13%
263,100 BP Amoco PLC 3,067,562
66,400 Canadian Natural Resources Ltd 3,671,242

4,746,000 China Petroleum & Chemical Corp 2,719,403
229,900 Eni SpA 6,772,057
28,000 MOL Magyar Olaj-es Gazipari (rights) 2,878,585
1,494,000 PetroChina Co Ltd 1,596,668
85,200 Petroleo Brasileiro SA ADR 6,802,368
251,400 Repsol YPF SA 7,199,578
36,800 Total SA 2,421,703
$37,129,166

PHARMACEUTICALS --- 4.23%
59,900 AstraZeneca Group PLC 3,614,359
101,600 Glaxosmithkline PLC 2,838,871
66,600 Sanofi-Aventis 6,499,597
$12,952,827

REAL ESTATE --- 0.78%
58,400 Leopalace21 Corp 2,015,729
235,445 Sino Land Co Ltd 375,921
$2,391,650

RETAIL --- 2.43%
22,600 Delhaize Group 1,566,734
950,900 J Sainsbury PLC 5,877,514
$7,444,248

TELEPHONE & TELECOMMUNICATIONS --- 2.72%
1,027,000 China Netcom Group Corp (Hong Kong) Ltd 1,798,437
3,067,100 Vodafone AirTouch PLC 6,536,666
$8,335,103

TOBACCO --- 4.97%
317,500 British American Tobacco PLC 8,002,524
1,978 Japan Tobacco Inc 7,207,497
$15,210,021

TRANSPORTATION --- 1.53%
689,000 Mitsui OSK Lines Ltd 4,684,044
$4,684,044

TOTAL COMMON STOCK --- 99.66% $305,118,323
(Cost $243,526,633)
SHORT-TERM INVESTMENTS

Par Value ($) Value ($)

1,032,000 Federal Home Loan Bank 1,031,719
4.970%, July 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 0.34% $1,031,719
(Cost $1,031,719)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100%	$306,150,042
(Cost $244,558,352)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
Security is fair valued at June 30, 2006.
@ Security has no market value at June 30, 2006.
ADR – American Depository Receipt
See Attached Summary of Investments by Country.

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Country

Maxim Bernstein International Equity Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Country	Value ($)	Investments
Belgium	$5,298,430	1.73%
Brazil	6,802,368	2.22%
Canada	3,671,242	1.20%
China	2,719,403	0.89%
France	42,168,320	13.77%
Germany	32,719,892	10.69%
Hong Kong	3,771,026	1.23%
Hungary	2,878,585	0.94%
Ireland	-	0.00%
Israel	2,787,390	0.91%
Italy	8,424,181	2.75%
Japan	57,633,016	18.83%
Korea	16,268,153	5.31%
Luxembourg	7,769,739	2.54%
Netherlands	10,749,977	3.51%
Singapore	-	0.00%
Spain	13,786,414	4.50%
Switzerland	5,958,529	1.95%
Taiwan	7,637,808	2.49%
United Kingdom	71,562,220	23.38%
United States	3,543,349	1.16%
	$306,150,042	100.00%

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Bernstein International Equity Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2006 were $3,258,979, $3,280,304 and 1.05%, respectively.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $48,158,844 and $107,889,875, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION

At June 30, 2006, the U.S. Federal income tax cost basis was $244,558,352. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $67,465,317 and gross depreciation of securities in which there was an excess of tax cost over value of $5,873,621 resulting in net appreciation of $61,591,696.

5.	FUTURES CONTRACTS
As of June 30, 2006, the Portfolio had 25 open TOPIX Index futures contracts. The contracts expire in September 2006 and the Portfolio has recorded unrealized depreciation of $18,398.
6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to Passive Foreign Investment Companies. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006